Additional disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 8,116		€ 9,315	[1],[2],[3]	€ 8,207
Adjustments to profit	23,990		21,714	[3]	23,927
Net increase/(decrease) in operating assets	(64,593)		(51,550)	[3]	(18,349)
Increase (decrease) in operating liabilities	38,469		27,279	[3]	30,540
Income tax recovered/(paid)	(2,593)		(3,342)	[3]	(4,137)
CASH FLOWS FROM OPERATING ACTIVITIES	3,389		3,416	[3]	40,188
Investments (-)	(14,289)		(12,936)	[3]	(10,134)
Divestments (+)	7,060		16,084	[3]	6,126
CASH FLOWS FROM INVESTING ACTIVITIES	(7,229)		3,148	[3]	(4,008)
Issuance of own equity instruments	0		0	[3]	7,072
Disposal of own equity instruments	947		989	[3]	1,331
Payments for acquisition of own equity instrument	(928)		(1,026)	[3]	(1,309)
Dividends paid	(3,773)		(3,118)	[3]	(2,665)
Issuance/redemption of equity instruments	0		0		0
Other payments related to financing activities	(2,335)		(925)	[3]	(1,802)
CASH FLOWS FROM FINANCING ACTIVITIES	(10,122)		(3,301)	[3]	4,206
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	1,366		(595)	[3]	(5,845)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(12,596)		2,668	[3]	34,541
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	113,663	[3],[4]	110,995	[3]	76,454
CASH AND CASH EQUIVALENTS AT END OF PERIOD	101,067		113,663	[3],[4]	110,995	[3]
Banco Santander S.A. | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	3,530		3,301		3,006
Adjustments to profit	2,206		11,576		1,824
Net increase/(decrease) in operating assets	(13,370)		(17,566)		(10,430)
Increase (decrease) in operating liabilities	45		13,411		21,915
Income tax recovered/(paid)	743		(279)		(839)
CASH FLOWS FROM OPERATING ACTIVITIES	(6,846)		10,443		15,476
Investments (-)	(7,094)		(1,472)		(8,818)
Divestments (+)	1,952		10,197		4,995
CASH FLOWS FROM INVESTING ACTIVITIES	(5,142)		8,725		(3,823)
Issuance of own equity instruments	0		0		7,072
Disposal of own equity instruments	829		805		1,004
Payments for acquisition of own equity instrument	(829)		(816)		(972)
Issuance of debt securities	1,056		2,750		2,894
Redemption of debt securities	(4,578)		(827)		(764)
Dividends paid	(3,773)		(3,118)		(2,665)
Other payments related to financing activities	(382)		(2)		532
CASH FLOWS FROM FINANCING ACTIVITIES	(7,677)		(1,208)		7,101
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	205		237		(655)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(19,460)		18,197		18,099
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	51,931		33,734		15,635
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 32,471		€ 51,931		€ 33,734

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).